Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	72,042,000	81,109,000
Common stock, shares outstanding (in shares)	72,042,000	81,109,000
Series D, E, F, G and I Preferred Stock
Liquidation preference (in dollars per share)	$ 25	$ 25
Series J convertible perpetual preferred stock
Liquidation preference (in dollars per share)	$ 50.00	$ 50